Commitments - Additional Information (Detail) - Underwriting Agreement [Member]	Dec. 31, 2021 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable per share | $ / shares	$ 0.35
Deferred underwriting fee payable | $	$ 8,881,809